Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 779,367	$ 1,490,129
Short-term investments	1,435,901	1,435,901
Accounts receivable, net	471,993	288,456
Inventories, net	45,441	52,479
Prepayments and other current assets	21,150,371	805,270
Total Current Assets	23,883,073	4,088,438
Non-current assets:
Property and equipment, net	34,116	37,818
Right-of-use asset	102,038	0
Intangible assets, net	1,555,262	2,414,357
Goodwill	977,842	1,955,683
Other non-current assets	23,529	600,000
Total Non-current Assets	2,692,787	5,007,858
Total Assets	26,575,860	9,096,296
Current Liabilities:
Short-term bank loans	147,382	142,998
Accounts payable	16,256	66,882
Contract liabilities	764,486	137,936
Operating lease liabilities, current	54,627	0
Accrued expenses and other current liabilities	100,335	115,001
Total Current Liabilities	1,373,163	462,817
Operating lease liabilities, non-current	42,448	0
Deferred income tax liabilities	507,015	507,015
Total Non-current Liabilities	549,463	507,015
Total Liabilities	1,922,626	969,832
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Additional paid-in capital	34,991,640	11,700,497
Statutory reserves	89,685	89,685
Accumulated deficit	(11,476,168)	(5,620,752)
Accumulated other comprehensive loss	(42,344)	(48,168)
Total iTonic Holdings Ltd shareholders’ equity	23,574,518	6,122,967
Non-controlling Interest	1,078,716	2,003,497
Total Equity	24,653,234	8,126,464
Total Liabilities and Shareholders’ Equity	26,575,860	9,096,296
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	10,938	938
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	767	767
Related Party
Current assets
Advances to a related parties	0	16,203
Current Liabilities:
Due to a related party	$ 290,077	$ 0